Offerings - Offering: 1	May 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	3,650,000
Proposed Maximum Offering Price per Unit	25.02
Maximum Aggregate Offering Price	$ 91,323,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,611.71
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the registrant's common stock in respect of the securities identified in the above table as a result of any stock dividend, stock split, recapitalization or other similar transactions. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(h) and (c) under the Securities Act. The maximum offering price per share is based on the average of the high and low prices of the Common Stock of Enovis Corporation as reported on the New York Stock Exchange on May 15, 2026.